ASSETS HELD FOR SALE AND DISPOSITIONS - Disposed properties and land (Details) - CAD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2023	Mar. 15, 2023	Dec. 31, 2023	Dec. 31, 2022
DISPOSITIONS
Sale price			$ 45,278	$ 66,000
50 Casmir Ct.
DISPOSITIONS
Sale price	$ 20,575
4701 S. Cowan Rd.
DISPOSITIONS
Sale price		$ 24,703